Financial Information of Parent Company Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Other selling and marketing expenses	$ 50,346,118	$ 59,854,030	$ 43,376,505
General and administrative expenses	27,070,799	31,680,711	25,434,172
Total operating expenses	132,477,874	155,013,887	124,303,728
Loss from operations	(21,850,786)	1,100,218	(12,785,042)
Other income (expenses)	5,755,017	7,821,914	4,825,700
Income (loss) before income taxes, equity in losses of affiliates and extraordinary items	(16,095,769)	8,922,132	(7,959,342)
Income taxes	(1,822,626)	(3,110,996)	1,538,940
Equity in losses of affiliates		(771,720)	(796,721)
Net income (loss) attributable to Acorn International, Inc. shareholders	(17,926,074)	5,123,259	(6,409,181)
Parent Company
Operating expenses:
Other selling and marketing expenses		25,151	1,267,745
General and administrative expenses	1,479,363	1,062,981	1,134,131
Total operating expenses	1,479,363	1,088,132	2,401,876
Loss from operations	(1,479,363)	(1,088,132)	(2,401,876)
Equity in earnings (losses) of subsidiaries	(16,446,388)	6,818,439	(5,395,226)
Other income (expenses)	(323)	136,105	1,741,519
Income (loss) before income taxes, equity in losses of affiliates and extraordinary items	(17,926,074)	5,866,412	(6,055,583)
Income taxes
Equity in losses of affiliates		(743,153)	(353,598)
Net income (loss) attributable to Acorn International, Inc. shareholders	$ (17,926,074)	$ 5,123,259	$ (6,409,181)